Average Annual Total Returns{- Fidelity Advisor Freedom® 2005 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2005 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0556 Past 1 year	F0556 Past 5 years	F0556 Past 10 years
Total	(2.38%)	5.10%	5.01%	(4.35%)	3.33%	3.53%	(0.64%)	3.53%	3.52%	(0.26%)	5.36%	5.00%	1.84%	5.58%	5.00%	3.82%	6.64%	5.90%	3.92%		6.89%	[1]	Oct. 02, 2018	(1.54%)	3.57%	2.90%	3.80%	6.56%	5.98%

[1]	(a)Since inception October 2, 2018.